Share Capital	12 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Share Capital

10.	Share Capital

Authorized Share Capital

500,000,000 common shares without par value and without special rights or restrictions attached. 500,000,000 preferred shares without par value and with special rights or restrictions attached.

Shares issued

On 31 August 2017, the Company settled the convertible promissory note and accumulated interest thereon in an aggregate amount of $517,500 by the issue to the loan holder of 10,350,000 units of the Company at $0.05 per unit (Note 9). Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year.

On 31 August 2017, the Company issued 14,000,000 units at a value of $0.05 per unit in connection with the acquisition of CHI (Note 6). Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year. The units were recorded at their fair value, being $700,000 and pro-rated between common shares ($541,796) and the share purchase warrants ($158,204). The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 125%, risk-free interest rate: 1.21%, expected life of warrants (years): 1.00.

On 7 September 2017, 2,000,000 warrants with exercise price of $0.01 per share were exercised for gross proceeds of $20,000 (Note 11).

On 8 September 2017, pursuant to a private placement, the Company issued 1,000,000 units of the Company at $0.05 per unit, for proceeds of $50,000. Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year. The Company allocated $41,876 to common shares and $8,124 to the share purchase warrants based on management’s estimate of relative fair values. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 125%, risk-free interest rate: 1.21%, expected life of warrants (years): 1.00.

On 28 November 2017, pursuant to a private placement, the Company issued 6,000,000 units of the Company at $0.05 per unit, for proceeds of $300,000. Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year. No brokers or finders’ fees were incurred. The Company allocated $283,554 to common shares and $16,446 to the share purchase warrants based on management’s estimate of relative fair values. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 125%, risk-free interest rate: 1.61%, expected life of warrants (years): 1.00.

On 29 December 2017, the Company issued 1,000,000 common shares to settle a payable to the CEO of $50,000. These common shares had a fair value of $0.02 per share on the date of issuance for a total value of $20,000, resulting in gain on settlement of debt of $30,000.

On 2 January 2018, the Company issued 6,000,000 common shares to settle a payable to the CEO and the CFO of $300,000. These common shares had a fair value of $0.016 per share on the date of issuance for a total value of $96,000, resulting in gain on settlement of debt of $204,000.

There were no common or preferred shares issued during the previous years ended 30 June 2017 and 2016.

Stock options

The Company has an approved incentive stock option plan under which the Board of Directors may, from time to time, grant options to directors, officers, employees or consultants. Options granted must be exercised within a period as determined by the board. Options vest on the grant date unless otherwise determined by the board. The aggregate number of common shares which may be reserved as outstanding options shall not exceed 25,000,000, and the maximum number of options held by any one individual at any one time shall not exceed 7.5% of the total number of the Company's issued and outstanding common shares and 15% of same for all related parties (officers, directors, and insiders) as a group.

A reconciliation of the Company’s stock options outstanding on 30 June 2018 is as follows:

		Weighted Average
	Number of	Exercise Price
	Options	$ per Share
Outstanding on 30 June 2015	6,800,000	0.05
Expired	(6,800,000)	0.05
Outstanding on 30 June 2016 and 2017	-	-
Issued	4,500,000	0.15
Outstanding on 30 June 2018	4,500,000	0.15

On 31 August 2017, a total of 4,000,000 stock options were granted to directors and officers of the Company, with an exercise price of $0.15 and a term expiring on 31 August 2018. The fair value of these stock options was determined to be $40,800, which was charged to the statement of loss and comprehensive loss as share-based payments expense.

On 16 October 2017, a total of 500,000 stock options were granted an officer of the Company, with an exercise price of $0.15 and a term expiring on 17 October 2018. The fair value of these stock options was determined to be $1,150, which was charged to the statement of loss and comprehensive loss as share-based payments expense.

The fair value of the options granted was estimated using the Black-Scholes option pricing model, with the following assumptions:

Year Ended
30 June 2018
Expected dividend yield	Nil
Expected stock price volatility	125%
Risk-free interest rate	1.25%
Expected life of options (years)	1.00

A summary of the Company’s options outstanding on 30 June 2018 is as follows, and in total have a weighted average remaining contractual life of 0.18 years:

Options	Options	Exercise	Expiry
Outstanding	Exercisable	Price	Date
4,000,000	4,000,000	$0.15	31 August 2018
500,000	500,000	$0.15	17 October 2018
4,500,000	4,500,000

Subsequent to the year ended 30 June 2018, all 4,500,000 options expired unexercised.

Warrants

A reconciliation of the Company’s warrants outstanding is as follows:

		Weighted Average
	Number of	Exercise Price
	Warrants	$ per Share
Outstanding on 30 June 2015	9,462,500	0.05
Issued	2,000,000	0.01
Expired	(8,912,500)	0.05
Outstanding on 30 June 2016	2,550,000	0.03
Expired	(550,000)	0.10
Outstanding on 30 June 2017	2,000,000	0.01
Issued	31,350,000	0.10
Exercised	(2,000,000)	0.01
Outstanding on 30 June 2018	31,350,000	0.10

On 13 October 2015, as an incentive for a loan from a director, the Company issued 2,000,000 share purchase warrants with an exercise price of $0.01 per share and expiry date of 31 December 2017. The Company calculated the fair value of these warrants to be $26,200 which was charged to the statement of loss and comprehensive loss as share-based payments. The fair value of the 2,000,000 warrants issued was estimated using the Black-Scholes option pricing model, with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 86%, risk-free interest rate: 0.64%, expected life of warrants (years): 2.22.

A summary of the Company’s warrants outstanding on 30 June 2018 is as follows:

Number of Shares	Price Per Share	Expiry Date

10,350,000	$0.10	31 August 2018
14,000,000	$0.10	31 August 2018
1,000,000	$0.10	8 September 2018
6,000,000	$0.10	29 November 2018
31,350,000

Subsequent to the year ended 30 June 2018, a total of 10,350,000 warrants expired unexercised on 31 August 2018. The term and exercise price of 15,000,000 outstanding and unexercised share purchase warrants were amended to reflect a reduction in exercise price from $0.10 each to $0.05 each and an extension of their term and expiry date from 31 August (14,000,000) and 8 September 2018 (1,000,000) until a new expiry date on 30 June 2020.